Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations

The following represents a reconciliation of the asset retirement obligations:

Amount
Asset retirement obligations at December 31, 2013	$5,937,118
Wells drilled during the year	543,555
Wells acquired during the year	965,917
Wells sold during the year	(482,081)
Accretion of discount	201,076
Wells plugged and abandoned during the year	(330,970)

Asset retirement obligations at December 31, 2014	6,834,615

Wells drilled during the year	330,969
Wells acquired during the year	176,156
Wells sold during the year	(5,421)
Accretion of discount	214,335
Wells plugged and abandoned during the year	(63,153)

Asset retirement obligations at December 31, 2015	$7,487,501